Finance lease liabilities (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
IfrsStatementLineItems [Line Items]
Interest					$ 12,812
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments		$ 196,814
Interest	$ 15,000	33,842
Total		230,656
Later than one year [member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments		99,134
Interest		25,762
Total		124,896
Later than one year and not later than five years [member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments		97,680
Interest		8,080
Total		$ 105,760